UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05693)

Exact name of registrant as specified in charter:	Putnam Europe Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2010

Date of reporting period: March 31, 2010

Item 1. Schedule of Investments:

Putnam Europe Equity Fund

The fund's portfolio
3/31/10 (Unaudited)

COMMON STOCKS (99.4%)(a)
	Shares	Value

Belgium (2.2%)
Anheuser-Busch InBev NV	61,863	$3,116,309
Telenet Group Holding NV (NON)	52,970	1,600,855
		4,717,164

Finland (0.8%)
Nokian Renkaat OYJ (S)	68,562	1,780,827
		1,780,827

France (13.6%)
AXA SA	126,666	2,817,816
BNP Paribas SA	64,335	4,940,980
Christian Dior SA	36,121	3,853,326
Gaz de France SA	68,616	2,650,637
Gemalto NV (NON)	31,126	1,347,022
Renault SA (NON)	40,783	1,911,470
Sanofi-Aventis	71,610	5,338,177
Technip SA	30,763	2,501,405
Total SA	66,029	3,833,187
		29,194,020

Germany (14.9%)
AIXTRON AG	50,061	1,800,313
BASF SE	75,745	4,698,019
Biotest AG (Preference)	26,269	1,312,817
Brenntag AG 144A (NON)	14,445	1,073,097
Deutsche Post AG	185,886	3,225,074
HeidelbergCement AG	25,674	1,432,196
Henkel AG & Co. KGaA	58,273	3,137,354
Kabel Deutschland GmbH 144A (NON)	57,882	1,637,897
Metro AG	50,214	2,978,832
MTU Aero Engines Holding AG	43,737	2,544,680
Porsche Automobil Holding SE (Preference)	34,218	2,088,372
Puma AG Rudolf Dassier Sport	7,198	2,280,375
Siemens AG	11,030	1,104,703
Volkswagen AG 144A (F)	10,215	936,843
Wincor Nixdorf AG	23,808	1,612,697
		31,863,269

Ireland (1.2%)
Kerry Group PLC Class A	80,828	2,511,011
		2,511,011

Italy (1.6%)
Prysmian SpA	170,989	3,360,393
		3,360,393

Luxembourg (1.5%)
ArcelorMittal	74,409	3,265,383
		3,265,383

Netherlands (6.3%)
Akzo Nobel NV	36,263	2,066,729
ASML Holding NV (S)	83,712	2,991,827
ING Groep NV (NON)	322,280	3,217,764
Koninklijke (Royal) KPN NV	170,274	2,697,772
TNT NV	86,419	2,478,096
		13,452,188

Norway (3.0%)
DnB NOR ASA (NON)	189,736	2,168,941
StatoilHydro ASA	187,974	4,354,561
		6,523,502

Portugal (0.7%)
Portugal Telecom SGPS SA	133,970	1,497,931
		1,497,931

Russia (0.8%)
Mobile Telesystems ADR (S)	29,407	1,632,089
		1,632,089

Spain (5.3%)
Banco Santander Central Hispano SA	361,908	4,810,079
Endesa SA	95,599	2,732,297
Gestevision Telecinco SA (S)	135,807	2,131,509
Obrascon Huarte Lain SA	59,629	1,723,575

		11,397,460

Sweden (0.8%)
SKF AB Class B	100,693	1,791,656
		1,791,656

Switzerland (11.9%)
Credit Suisse Group	57,077	2,944,040
Nestle SA	88,719	4,546,670
Novartis AG	100,957	5,456,488
Roche Holding AG	45,841	7,439,320
Zurich Financial Services AG	19,769	5,071,235
		25,457,753

United Kingdom (34.8%)
Associated British Foods PLC	128,835	1,913,541
Autonomy Corp. PLC (NON)	76,109	2,106,036
Aviva PLC	265,994	1,555,658
Barclays PLC	857,510	4,689,717
BG Group PLC	197,357	3,416,575
BP PLC	989,208	9,360,467
British Sky Broadcasting Group PLC	124,709	1,139,561
Britvic PLC	277,230	1,952,546
BT Group PLC	1,475,760	2,775,430
Cairn Energy PLC (NON)	362,022	2,291,470
Centrica PLC	667,418	2,977,424
Compass Group PLC	466,112	3,721,510
Eurasian Natural Resources Corp.	136,714	2,473,617
Gartmore Group Ltd. (NON)	758,405	1,438,979
GlaxoSmithKline PLC	275,150	5,285,363
HSBC Holdings PLC (London Exchange)	410,383	4,161,108
Next PLC	65,509	2,151,797
Prudential PLC	136,129	1,131,300
Reckitt Benckiser Group PLC	72,726	3,992,835
Rio Tinto PLC	63,936	3,789,742
Smiths Group PLC	130,902	2,257,188
Telecity Group PLC (NON)	261,168	1,680,850
Vedanta Resources PLC	54,607	2,300,970
WPP PLC	266,823	2,766,223
Xstrata PLC (NON)	175,430	3,324,571
		74,654,478
Total common stocks (cost $182,282,661)		$213,099,124

SHORT-TERM INVESTMENTS (2.7%)(a)
	Principal amount	Value

Short-term investments held as collateral for loaned
securities with yields ranging from 0.01% to 0.27% and
due dates ranging from April 1, 2010 to May 28, 2010
(d)	$5,821,199	$5,821,184

Total short-term investments (cost $5,821,184)		$5,821,184

TOTAL INVESTMENTS

Total investments (cost $188,103,845) (b)		$218,920,308

Key to holding's abbreviations

ADR American Depository Receipts

NOTES

(a) Percentages indicated are based on net assets of $214,308,122.

(b) The aggregate identified cost on a tax basis is $196,165,491, resulting in gross unrealized appreciation and depreciation of $29,422,294 and $6,667,477, respectively, or net unrealized appreciation of $22,754,817.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. At March 31, 2010, the value of securities loaned amounted to $5,539,375. The fund received cash collateral of $5,821,184 which is pooled with collateral of other Putnam funds into 44 issues of short-term investments.

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,662 for the period ended March 31, 2010. During the period ended March 31, 2010, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $43,532,290 and $43,532,290, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities valuation inputs.

(S) Securities on loan, in part or in entirety, at March 31, 2010.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry concentrations greater than 10% at March 31, 2010 (as a percentage of net assets):

Oil and gas	12.0%
Pharmaceuticals	11.0

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

On September 15, 2008, the fund terminated its outstanding derivatives contracts with Lehman Brothers Special Financing, Inc. (“LBSF”) in connection with the bankruptcy filing of LBSF’s parent company, Lehman Brothers Holdings, Inc. On September 26, 2008, the fund entered into a receivable purchase agreement (“Agreement”) with another registered investment company (the “Purchaser”) managed by Putnam Management. Under the Agreement, the fund sold to the Purchaser the fund’s right to receive, in the aggregate, $84,811 in net payments from LBSF in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the applicable Purchaser’s ultimate realized gain (or loss) on the Receivable. The Agreement is valued at fair value following procedures approved by the Trustees. All remaining payments under the Agreement will be recorded as realized gain or loss.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of March 31, 2010:

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Belgium	$4,717,164	$--	$--

	Finland	1,780,827	--	--

	France	29,194,020	--	--

	Germany	30,926,426	--	936,843

	Ireland	2,511,011	--	--

	Italy	3,360,393	--	--

	Luxembourg	3,265,383	--	--

	Netherlands	13,452,188	--	--

	Norway	6,523,502	--	--

	Portugal	1,497,931	--	--

	Russia	1,632,089	--	--

	Spain	11,397,460	--	--

	Sweden	1,791,656	--	--

	Switzerland	25,457,753	--	--

	United Kingdom	74,654,478	--	--

Total common stocks		212,162,281	--	936,843

Short-term investments		--	5,821,184	--

Totals by level		$212,162,281	$5,821,184	$936,843

Transfers of securities from Level 2 into Level 1 totaling $121,187,869 for the period ended March 31, 2010 were due to prior periods security valuations being impacted by significant events in certain foreign markets prior to the close of the New York Stock Exchange.

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Receivable purchase agreement	$--	$--	$21,721

Totals by level	$--	$--	$21,721

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com.

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Europe Equity Fund

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: May 28, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 28, 2010